Property and Equipment Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Net [Abstract]
Summary of property and equipment net
December 31,
	2012	2011
Cost:
Minibars (d)	6,854	6,290
Production equipment and parts	295	411
Computers and electronic equipment	113	107
Office furniture, equipment and other	30	30
	7,292	6,838
Accumulated depreciation:
Minibars	3,292	2,737
Computers and electronic equipment	118	122
Office furniture, equipment and other	3	2
	3,413	2,861

Depreciated cost	3,879	3,977

Summary of number of minibars owned by HOMI
Subsidiary Name	Area	31.12.2012	31.12.2011
HOMI Israel Ltd. (1),(3)	Israel	4,692	4,361
HOMI USA, Inc. and HOMI Canada, Inc. (1),(3)	U.S.A. and Canada	3,289	4,187
HOMI Europe SARL (1), (2) ,(3)	Europe	1,499	1,499
		9,480	10,047

(1)	A quantity of minibars are owned by HOMI Industries, which is a wholly owned subsidiary ("HOMI Industries") and rented to other subsidiaries.
(2)	Through subsidiaries in France and the U.K (including a branch in Spain).

(3)	Including HOMI® 232 shared operated minibars. As of December 31, 2012 located as follows, see note 9f:

Summary of number of minibars owned by HOMI and rented to subsidiaries
	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	1,620	2,593	1,499	5,712

Summary of number of minibars including HOMI shared operated minibars
	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	246	333	0	579